Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance	$ 13,834	[1]	$ 9,980
Shares issued under DRIP	27		24
Stock compensation plans	13		92
Balance	11,885		13,834	[1]
Stated capital [member]
Disclosure of classes of share capital [line items]
Balance	3,703		3,609
Shares issued under DRIP	27		24
Stock compensation plans	168		148
Balance	3,754		3,703
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance	1,683		1,739
Stock compensation plans	(149)		(56)
Balance	1,534		1,683
Total capital [member]
Disclosure of classes of share capital [line items]
Balance	5,496		5,458
Shares issued under DRIP	27		24
Stock compensation plans	19		92
Balance	5,398		5,496
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	(144)		(78)
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	$ (144)		$ (78)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, number of shares	486,092,864		497,117,528
Shares issued under DRIP, number of shares	263,730		239,779
Stock compensation plans, number of shares	1,575,342		1,530,915
Beginning balance, number of shares	476,059,110		486,092,864
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares, number of shares	(11,872,826)		(12,795,358)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [line items]
Balance	$ 110		$ 110
Balance	$ 110		$ 110

[1]	Amounts have been reclassified to reflect the current presentation.